Performance Management	Feb. 25, 2026
T. Rowe Price Dynamic Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	10.22%	Worst Quarter	3/31/20	-15.07%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns
	Periods ended
	December 31, 2025

			Since		Inception
	1 Year	5 Years	inception		date
Investor Class					01/10/2019
Returns before taxes	7.00%	4.86%	4.81%
Returns after taxes on distributions	3.86	2.02	2.08
Returns after taxes on distributions and sale
of fund shares	4.11	2.47	2.48
I Class					01/10/2019
Returns before taxes	7.08	4.93	4.86
Z Class					09/13/2023
Returns before taxes	7.55	—	7.77

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
			0.57	[a]
	8.17	-2.15	5.43	[b]

ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
			2.70	[a]
	4.21	3.19	4.86	[b]
Lipper Alternative Credit Focus Funds
			3.56	[a]
	6.57	3.26	7.48	[b]

[a]	Return since 1/10/19.

[b]	Return since 9/13/23.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Dynamic Global Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/20	3.06%	Worst Quarter	6/30/23	-4.44%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.06%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.44%)
Lowest Quarterly Return, Date	Jun. 30, 2023
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2025

				Since	Inception
	1 Year	5 Years	10 Years	inception	date
Investor Class					01/22/2015
Returns before taxes	2.74%	1.30%	1.87%	—%
Returns after taxes on distributions	0.94	-0.76	0.42	—
Returns after taxes on distributions and sale
of fund shares	1.62	0.18	0.85	—
I Class					08/28/2015
Returns before taxes	2.84	1.46	2.01	—
Advisor Class					01/22/2015
Returns before taxes	2.57	1.07	1.64	—
Z Class					03/16/2020
Returns before taxes	3.37	1.96	—	3.08

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
	8.17	-2.15	1.26	-0.48 [a]

ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
	4.21	3.19	2.19	2.77 [a]

[a]	Return since 3/16/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (J.P. Morgan Emerging Markets Bond Index Global Diversified). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	12.80%	Worst Quarter	3/31/20	-13.34%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (J.P. Morgan Emerging Markets Bond Index Global Diversified). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2025

				Inception
	1 Year	5 Years	10 Years	date
Investor Class				05/24/2012
Returns before taxes	8.66%	1.55%	4.51%
Returns after taxes on distributions	6.11	-0.41	2.55
Returns after taxes on distributions and sale
of fund shares	5.07	0.30	2.61
I Class				12/17/2015
Returns before taxes	8.72	1.69	4.71
Advisor Class				05/24/2012
Returns before taxes	8.35	1.27	4.28
Z Class				05/12/2025
Returns before taxes	—	—	—

J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deduction for fees, expenses, or taxes)
	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (reflects no deduction for fees, expenses, or taxes)
	8.73	2.48	4.77
Lipper Emerging Market Hard Currency Debt Funds Average
	13.60	2.08	4.41

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Emerging Markets Local Currency Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.49%	Worst Quarter	3/31/20	-16.55%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

	Periods ended
	December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						05/26/2011
Returns before taxes	19.32%	1.09%	3.93%	—%
Returns after taxes on distributions	16.39	-0.28	2.82	—
Returns after taxes on distributions and sale
of fund shares	11.31	0.23	2.59	—
I Class						12/17/2015
Returns before taxes	19.67	1.34	4.18	—
Advisor Class						05/26/2011
Returns before taxes	18.99	0.91	3.71	—
Z Class						02/22/2021
Returns before taxes	20.22	—	—	2.59

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

	8.17	-2.15	1.26	-1.81	[a]

J.P. Morgan GBI - EM Global Diversified (reflects no deduction for fees, expenses, or taxes)

	19.26	1.12	3.88	1.67	[a]
Lipper Emerging Market Local Currency Debt Funds Average

	19.66	1.86	4.01	2.70	[b]

[a]	Return since 2/22/21.

[b]	Return since 02/28/21.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Global High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	14.13%	Worst Quarter	3/31/20	-16.61%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

	Periods ended
	December 31, 2025
				Inception
	1 Year	5 Years	10 Years	date
Investor Class				1/22/2015
Returns before taxes	9.29%	4.19%	6.21%
Returns after taxes on distributions	6.41	1.39	3.43
Returns after taxes on distributions and sale
of fund shares	5.44	1.91	3.54
I Class				8/28/2015
Returns before taxes	9.46	4.34	6.36
Advisor Class				1/22/2015
Returns before taxes	9.07	3.95	5.99

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

	8.17	-2.15	1.26

ICE BofA Global High Yield Index Hedged to USD (reflects no deduction for fees, expenses, or taxes)
	8.61	4.19	6.32

Lipper Global High Yield Funds Average

	8.00	3.77	5.18

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Global Industrials Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	24.54%	Worst Quarter	3/31/20	-25.21%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.54%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

	Periods ended
	December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						10/24/2013
Returns before taxes	23.70%	8.82%	12.18%	—%
Returns after taxes on distributions	21.48	8.19	11.28	—
Returns after taxes on distributions and sale
of fund shares	15.64	6.91	9.86	—
I Class						05/03/2017
Returns before taxes	24.08	9.18	—	11.98

MSCI All Country World Index Net (reflects no deduction for fees or expenses)
	22.34	11.19	11.72	11.55	[a]

MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (reflects no deduction for fees or expenses)
	23.38	10.95	11.09	10.65	[a]
Lipper Industrial Funds Average
	25.39	10.97	12.26	11.30	[a]

[a]	Return since 5/3/17.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com